UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23655

LORD ABBETT CORPORATE OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2026

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Corporate Opportunities Fund

For the six-month period ended June 30, 2026

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Asset Allocation

3	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

18	Notes to Financial Statements

37	Supplemental Information to Shareholders

Lord Abbett Corporate Opportunities Fund

Semiannual Report

For the six-month period ended June 30, 2026

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Corporate Opportunities Fund for the six-month period ended June 30, 2026. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in the Lord Abbett Family of Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco

Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Asset Allocation

June 30, 2026

Holdings by Asset Allocation	% of Investments*
Common Stocks	1.60%
Convertible Bonds	0.40%
Convertible Preferred Stocks	0.26%
Corporate Bonds	51.54%
Floating Rate Loans	27.68%
Investments in Affiliated Funds	7.80%
U.S. Treasury Obligations	3.64%
Repurchase Agreements	5.62%
Time Deposits(a)	0.15%
Money Market Funds(a)	1.31%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2026

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 93.27%

COMMON STOCKS 1.61%

Aerospace & Defense 1.59%
DCP Holdings PLC*			59,615	$2,924,712

Personal Care Products 0.02%
Anastasia Parent LLC*			4,727	38,407
Total Common Stocks (cost $557,531)				2,963,119

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.40%

Investment Companies 0.05%
IREN Ltd. (Australia)†(b)	1.00%	12/1/2033	$101,000	87,921

Oil & Gas 0.35%
Borr Drilling Ltd.†	3.50%	5/1/2033	519,000	470,110
Nabors Industries, Inc.	1.75%	6/15/2029	182,000	172,991
Total				643,101
Total Convertible Bonds (cost $772,173)				731,022

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.25%

Interactive Media & Services 0.19%
Alphabet, Inc. Series A	6.250%		5,320	268,447
Alphabet, Inc. Series B	6.250%		1,774	89,392
Total				357,839

Software 0.06%
Oracle Corp. Series D	6.50%		2,536	114,450
Total Convertible Preferred Stocks (cost $495,815)				472,289

	Interest Rate		Principal Amount

CORPORATE BONDS 51.73%

Advertising 1.13%
CMG Media Corp.†	8.875%	6/18/2029	$2,834,037	2,076,874

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense 1.75%
TransDigm, Inc.†	6.125%	7/31/2034	$3,227,000	$3,226,883

Airlines 1.99%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	6.375%	2/1/2030	3,858,000	3,674,797

Auto Parts & Equipment 3.58%
American Axle & Manufacturing, Inc.†	7.75%	10/15/2033	3,599,000	3,557,762
ZF North America Capital, Inc.†	7.50%	3/24/2031	3,027,000	3,049,518
Total				6,607,280

Building Materials 3.24%
ACProducts Holdings, Inc.†	6.375%	5/15/2032	1,136,000	465,760
CP Atlas Buyer, Inc.†	12.75%	1/15/2031	2,475,996	1,905,603
JELD-WEN Holding, Inc.†	7.00%	9/1/2032	3,612,000	2,102,364
Wilsonart LLC†	11.00%	8/15/2032	1,847,000	1,498,811
Total				5,972,538

Diversified Financial Services 1.63%
OneMain Finance Corp.	6.50%	3/15/2033	2,755,000	2,713,169
WS Escrow LLC†	7.75%	6/1/2033	277,000	284,642
Total				2,997,811

Internet 0.20%
ZipRecruiter, Inc.†	5.00%	1/15/2030	470,000	365,519

Lodging 0.74%
Full House Resorts, Inc.†	8.25%	2/15/2028	1,385,000	1,357,300

Media 9.44%
Cable One, Inc.†	4.00%	11/15/2030	3,342,000	1,806,286
CSC Holdings LLC†	4.625%	12/1/2030	2,802,000	672,480
CSC Holdings LLC†	6.50%	2/1/2029	3,005,000	1,800,111
Directv Financing LLC†	8.875%	2/1/2030	3,667,000	3,736,647
DISH DBS Corp.(c)	5.125%	6/1/2029	1,234,000	1,111,544
Gray Media, Inc.†	5.375%	11/15/2031	2,140,000	1,437,438
Gray Media, Inc.†(d)	7.25%	8/15/2033	2,500,000	2,463,869
Scripps Escrow II, Inc.†	5.375%	1/15/2031	1,498,000	902,245
Univision Communications, Inc.†	8.875%	4/15/2033	3,514,000	3,461,655
Total				17,392,275

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Metal Fabricate-Hardware 1.84%
Park-Ohio Industries, Inc.†	8.50%		8/1/2030		$3,247,000	$3,390,355

Mining 1.72%

JW Aluminum Continuous Cast Co.†	10.25%		4/1/2030		3,000,000	3,175,545

Oil & Gas 8.37%
Borr IHC Ltd./Borr Finance LLC†	8.75%		1/15/2032		1,492,000	1,458,234
Borr IHC Ltd./Borr Finance LLC†	9.00%		1/15/2034		1,191,000	1,152,624
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030		175,420	184,200
Caturus Energy LLC†	7.125%		5/15/2031		1,899,000	1,881,208
Comstock Resources, Inc.†	5.875%		1/15/2030		2,960,000	2,793,624
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		969,000	979,205
Par Petroleum LLC†	7.375%		6/1/2034		447,000	452,605
Saturn Oil & Gas, Inc. (Canada)†(b)(d)	9.625%		6/15/2029		962,000	1,003,566
Transocean International Ltd.	6.80%		3/15/2038		1,151,000	1,068,353
Transocean International Ltd.	7.50%		4/15/2031		3,485,000	3,521,188
Vermilion Energy, Inc. (Canada)†(b)	7.25%		2/15/2033		943,000	927,575
Total						15,422,382

Oil & Gas Services 2.46%
SESI LLC†	7.875%		9/30/2030		1,223,000	1,243,478
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033		3,308,000	3,281,696
Total						4,525,174

Pipelines 3.59%
TransMontaigne Partners LLC†	8.50%		6/15/2030		2,671,000	2,723,189
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(e)	3,982,000	3,889,758
Total						6,612,947

Retail 5.46%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		1,925,000	818,125
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%		5/28/2030		543,473	543,473
LBM Acquisition LLC†	6.25%		1/15/2029		4,922,000	3,581,696
LBM Acquisition LLC†	9.50%		6/15/2031		837,000	746,361
Park River Holdings, Inc.†(d)	8.75%		12/31/2030		4,139,650	4,031,620

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%		10/15/2029	$363,000	$334,321
Total					10,055,596

Software 0.18%
Rackspace Technology Global, Inc.†	5.375%		12/1/2028	278,000	234,215
Rocket Software, Inc.†	9.00%		11/28/2028	106,000	105,456
Total					339,671

Telecommunications 4.41%
Altice France SA (France)†(b)	6.50%		4/15/2032	3,040,214	2,940,684
Core Scientific Finance I LLC†	7.75%		5/15/2031	1,846,000	1,873,322
Hughes Satellite Systems Corp.	5.25%		8/1/2026	205,000	173,465
Hughes Satellite Systems Corp.	6.625%		8/1/2026	1,439,000	896,986
Level 3 Financing, Inc.†	7.50%		2/15/2037	1,075,805	1,105,152
Lumen Technologies, Inc.†	4.50%		1/15/2029	1,186,000	1,140,732
Total					8,130,341
Total Corporate Bonds (cost $99,898,664)					95,323,288

FLOATING RATE LOANS(f) 27.79%

Advertising 1.44%
CMG Media Corp. 2024 Term Loan	7.332% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	2,934,526	2,660,632

Aerospace/Defense 2.24%
Barnes Group, Inc. 2025 Term Loan B	6.144% (1 mo. USD Term SOFR + 2.50%	)	1/27/2032	1,128,473	1,130,064
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(b)	10.232% (3 mo. USD Term SOFR + 6.50%	)	4/23/2030	2,958,371	2,987,955
Total					4,118,019

Building Materials 2.06%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031	86,637	88,640
Cornerstone Building Brands, Inc. 2022 Term Loan	9.289% (3 mo. USD Term SOFR + 5.63%	)	8/1/2028	3,979,755	2,313,233
Oscar AcquisitionCo LLC Term Loan B	7.982% (3 mo. USD Term SOFR + 4.25%	)	4/30/2029	298,450	193,131

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	6.644% (1 mo. USD Term SOFR + 3.00%	)	4/2/2029	$989,975	$994,930
Watlow Electric Manufacturing Co. 2026 Delayed Draw Term Loan(g)	–	(h)	6/17/2033	19,130	19,138
Watlow Electric Manufacturing Co. 2026 Term Loan B	–	(h)	6/17/2033	182,370	182,447
Total					3,791,519

Commercial Services 0.66%
Veritiv Corp. Term Loan B	7.732% (3 mo. USD Term SOFR + 4.00%	)	12/2/2030	1,284,391	1,217,172

Computers 0.20%
Surf Holdings LLC 2025 Incremental Term Loan	7.258% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	388,494	363,364

Cosmetics/Personal Care 2.55%
ACP Tara Holdings, Inc. 2025 Term Loan B	6.732% (3 mo. USD Term SOFR + 3.00%	)	12/15/2032	1,306,000	1,309,944
Conair Holdings LLC Term Loan B	7.508% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	3,904,063	3,393,743
Total					4,703,687

Electronics 0.59%
Skyshield U.S. Bidco Ltd. USD Term Loan B	–	(h)	6/2/2033	1,088,000	1,089,023

Engineering & Construction 0.57%
Brand Industrial Services, Inc. 2024 Term Loan B	8.163% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	1,330,379	1,048,146

Entertainment 1.79%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	9.019% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	3,301,068	3,296,941

Investment Management Companies 1.90%
NEXUS Buyer LLC 2025 Incremental Term Loan	7.644% (1 mo. USD Term SOFR + 4.00%	)	7/31/2031	3,610,531	3,502,865

Lodging 0.65%
Spectacle Gary Holdings LLC 2021 Term Loan B	8.132% (3 mo. USD Term SOFR + 4.25%	)	12/11/2028	1,214,425	1,188,995

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery: Diversified 2.36%
Arcline FM Holdings LLC 2025 1st Lien Term Loan	6.596% (6 mo. USD Term SOFR + 2.75%	)	6/23/2030	$4,328,545	$4,348,391

Media 2.34%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.294% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029	4,062,975	3,577,977
Sinclair Television Group, Inc. 2025 Term Loan B7	7.932% (3 mo. USD Term SOFR + 4.10%	)	12/31/2030	839,872	735,418
Total					4,313,395

Oil & Gas 1.33%
Pasadena Performance Products LLC 1st Lien Term Loan	6.982% (3 mo. USD Term SOFR + 3.25%	)	2/27/2032	2,445,199	2,456,655

Retail 1.84%
Specialty Building Products Holdings LLC 2021 Term Loan B	7.494% (1 mo. USD Term SOFR + 3.75%	)	10/16/2028	3,742,983	3,395,990

Software 3.84%
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.416% (3 mo. USD Term SOFR + 2.75%	)	7/30/2031	2,829,612	2,557,559
Central Parent, Inc. 2024 Term Loan B	6.982% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	2,188,720	1,444,555
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	–	(h)	5/15/2028	1,264,669	1,150,539
Rocket Software, Inc. 2023 USD Term Loan B	7.394% (1 mo. USD Term SOFR + 3.75%	)	11/28/2028	1,978,321	1,884,539
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	36,000	35,640	(i)
Total					7,072,832

Telecommunications 1.43%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	8.902% (3 mo. USD Term SOFR + 5.25%	)	11/29/2030	2,869,000	2,643,066
Total Floating Rate Loans (cost $53,934,855)					51,210,692

				Shares

INVESTMENTS IN AFFILIATED FUNDS 7.83%
Lord Abbett Private Credit Fund S(j)(k)(l) (cost $14,688,889)				585,797	14,434,046

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 3.66%
U.S. Treasury Notes (cost $6,769,443)	3.375%	2/29/2028	$6,824,000	$6,739,500
Total Long-Term Investments (cost $177,117,370)				171,873,956

SHORT-TERM INVESTMENTS 7.10%

REPURCHASE AGREEMENTS 5.64%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $10,688,000 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $10,609,521; proceeds: $10,402,261 (cost $10,401,322)			10,401,322	10,401,322

TIME DEPOSITS 0.15%
CitiBank N.A.(m) (cost $269,505)			269,505	269,505

			Shares

MONEY MARKET FUNDS 1.31%
Fidelity Government Portfolio(m) (cost $2,425,543)			2,425,543	2,425,543
Total Short-Term Investments (cost $13,096,370)				13,096,370
Total Investments in Securities 100.37% (cost $190,213,740)				184,970,326
Less Unfunded Loan Commitments (0.01%) (cost $19,082)				(19,138)
Net Investments in Securities 100.36% (cost $190,194,658)				184,951,188
Other Assets and Liabilities – Net (0.36%)				(669,997)
Net Assets 100.00%				$184,281,191

CMT	Constant Maturity Rate.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $86,396,614, which represents 46.88% of net assets (See Note 2(i)).
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2026.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2026

(g)	Security partially/fully unfunded. (See Note 2(d))
(h)	Interest rate to be determined.
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	See Note 9.
(k)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $14,434,046 or 7.83% of net assets (See Note 2(i)).
(l)	Fund is a business development company under the Investment Company Act of 1940.
(m)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at June 30, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S46	5.00%	6/20/2031	$6,747,840	$481,873	$62,988	$544,861
Oracle Corp.	1.00%	12/20/2027	3,000,000	9,414	(865)	8,549
Total				$491,287	$62,123	$553,410

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $62,988. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $865.

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank And Trust	9/18/2026	777,000	$906,479	$890,684	$15,795

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank And Trust	9/18/2026	367,000	$427,553	$420,696	$(6,857)
Euro	Buy	State Street Bank And Trust	9/18/2026	192,000	220,368	220,092	(276)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,133)

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,924,712	$–	$–	$
Remaining Industries	–	38,407	–		38,407
Convertible Bonds	–	731,022	–		731,022
Convertible Preferred Stocks	–	472,289	–		472,289
Corporate Bonds	–	95,323,288	–		95,323,288
Floating Rate Loans
Software	–	7,037,192	35,640		7,072,832
Remaining Industries	–	44,137,860	–		44,137,860
Less Unfunded Loan Commitments	–	(19,138)	–		(19,138)
Investments in Affiliated Funds	–	14,434,046	–		14,434,046
U.S. Treasury Obligations	–	6,739,500	–		6,739,500
Short-Term Investments
Repurchase Agreements	–	10,401,322	–		10,401,322
Time Deposits	–	269,505	–		269,505
Money Market Funds	2,425,543	–	–		2,425,543
Total	$5,350,255	$179,565,293	$35,640		$184,951,188
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$553,410	$–		$553,410
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	15,795	–		15,795
Liabilities	–	(7,133)	–		(7,133)
Total	$–	$562,072	$–		$562,072

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	11

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$175,505,769
Investments in Affiliated Funds, at cost	14,688,889
Investments in securities, at fair value including $2,577,789 of securities loaned	$170,517,142
Investments in Affiliated Funds, at fair value	14,434,046
Cash	78,769
Foreign cash, at value (cost $291,928)	291,851
Receivables:
Interest and dividends	3,104,758
Variation margin for centrally cleared swap contract agreements	2,808,045
Investment securities sold	1,200,063
Capital shares sold	664,462
From advisor (See Note 4)	137,653
Unrealized appreciation on forward foreign currency exchange contracts	15,795
Unrealized appreciation on unfunded loan commitments	56
Prepaid expenses	35,229
Total assets	193,287,869
LIABILITIES:
Payables:
Investment securities purchased	4,613,330
Collateral due to broker for securities lending	2,695,048
Management fee	188,439
Distribution and Servicing Plan	30,447
Trustees’ fees	7,572
Fund administration	6,030
Unrealized depreciation on forward foreign currency exchange contracts	7,133
Distributions payable	1,399,695
Accrued expenses	58,984
Total liabilities	9,006,678
Commitments and contingent liabilities	–
NET ASSETS	$184,281,191
COMPOSITION OF NET ASSETS:
Paid-in capital	$193,248,831
Total distributable earnings/(loss)	(8,967,640)
Net Assets	$184,281,191

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2026

Net assets by class:
Class I Shares	$134,613,192
Class A Shares	$49,667,999
Outstanding shares by class (Unlimited number of authorized shares):
Class I Shares	14,874,472
Class A Shares	5,490,112
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class I Shares-Net asset value	$9.05
Class A Shares-Net asset value	$9.05
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$9.28

See Notes to Financial Statements.	13

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividend income from Affiliated Funds (See Note 9)	$684,603
Securities lending net income	16,833
Interest and other	7,612,340
Total investment income	8,313,776
Expenses:
Management fee	1,168,347
Distribution and Servicing Plan-Class A	182,876
Shareholder servicing	125,041
Professional	57,474
Reports to shareholders	39,789
Fund administration	37,387
Registration	27,062
Trustees’ fees	22,642
Custody	7,072
Reverse repurchase agreements interest expense (See Note 2(j))	594
Other	14,961
Gross expenses	1,683,245
Fees waived and expenses reimbursed (See Note 4)	(871,316)
Net expenses	811,929
Net investment income	7,501,847
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	386,354
Net realized gain/(loss) on futures contracts	10,911
Net realized gain/(loss) on forward foreign currency exchange contracts	(1,117)
Net realized gain/(loss) on swap contracts	158,651
Net realized gain/(loss) on foreign currency related transactions	(3,673)
Net change in unrealized appreciation/(depreciation) on Investments in Affiliated Funds	(257,982)
Net change in unrealized appreciation/(depreciation) on investments	(3,248,361)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	8,295
Net change in unrealized appreciation/(depreciation) on swap contracts	76,049
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(76)
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	56
Net realized and unrealized gain/(loss)	(3,643,601)
Net Increase in Net Assets Resulting From Operations	$3,858,246

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$7,501,847	$15,792,098
Net realized gain/(loss)	(221,582)	673,177
Net change in unrealized appreciation/(depreciation)	(3,422,019)	(2,619,409)
Net increase in net assets resulting from operations	3,858,246	13,845,866
Distributions to Shareholders:
Class I	(5,857,193)	(12,078,491)
Class A	(1,891,085)	(3,893,466)
Total distribution to shareholders	(7,748,278)	(15,971,957)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	7,873,892	48,085,656
Reinvestment of distributions	1,240,467	2,647,633
Cost of shares reacquired	(15,009,557)	(17,681,726)
Net increase (decrease) in net assets resulting from capital share transactions	(5,895,198)	33,051,563
Net increase (decrease) in net assets	(9,785,230)	30,925,472
NET ASSETS:
Beginning of period	$194,066,421	$163,140,949
End of period	$184,281,191	$194,066,421

See Notes to Financial Statements.	15

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return (%)(c)
Class I
6/30/2026(d)	$9.24	$0.37	$(0.18)	$0.19	$(0.38)	$9.05	2.15	(e)
12/31/2025	9.35	0.80	(0.10)	0.70	(0.81)	9.24	7.86
12/31/2024	9.24	0.93	0.09	1.02	(0.91)	9.35	11.57
12/31/2023	8.81	0.96	0.41	1.37	(0.94)	9.24	16.33
12/31/2022	9.92	0.64	(1.08)	(0.44)	(0.67)	8.81	(4.54)
12/31/2021(g)	10.00	0.14	(0.11)	0.03	(0.11)	9.92	0.51	(e)
Class A
6/30/2026(d)	9.24	0.34	(0.18)	0.16	(0.35)	9.05	1.78	(e)
12/31/2025	9.35	0.73	(0.10)	0.63	(0.74)	9.24	7.17
12/31/2024	9.24	0.86	0.09	0.95	(0.84)	9.35	10.63
12/31/2023	8.81	0.91	0.39	1.30	(0.87)	9.24	15.48
12/31/2022	9.92	0.56	(1.07)	(0.51)	(0.60)	8.81	(5.25)
12/31/2021(g)	10.00	0.10	(0.06)	0.04	(0.12)	9.92	0.31	(e)

(a)	Does not include expenses of the Affiliated Funds in which the Fund invests.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on September 8, 2021.

16	See Notes to Financial Statements.

Ratios to Average Net Assets:(a)								Supplemental Data:

Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.67	(f)	0.67	(f)	1.61	(f)	8.22	(f)	$135,009	57	(e)
0.58		0.58		1.66		8.66		145,111	105
0.25		0.25		1.55		10.02		118,598	95
0.25		0.25		1.64		10.68		77,743	105
1.43		1.43		1.73		6.77		52,775	79
1.50	(f)	1.49		1.65	(f)	4.31	(f)	59,093	30	(e)

1.42	(f)	1.42	(f)	2.35	(f)	7.49	(f)	49,814	57	(e)
1.33		1.33		2.40		7.93		48,955	105
1.00		1.00		2.31		9.25		44,543	95
1.00		0.99		2.40		10.04		10,102	105
2.18		2.18		2.49		6.02		882	79
2.25	(f)	2.25		2.47	(f)	3.23	(f)	992	30	(e)

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Corporate Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund is diversified for purposes of the 1940 Act. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund commenced operations on September 8, 2021.

The Fund’s investment objective is total return. The Fund currently offers three classes of Shares: Class A, Class I, and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U shares. Class U shares have not commenced operations.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares. The Fund also invests in the Lord Abbett Private Credit Fund S (“PCF S”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 - Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus,

Notes to Financial Statements (unaudited)(continued)

based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF S are valued at their NAV at each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(d)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a

Notes to Financial Statements (unaudited)(continued)

specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/ (depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2026, the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation
Watlow Electric Manufacturing Co. 2026 Delayed Draw Term Loan	$19,130	$19,138	$19,082	$56

(e)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(f)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(g)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(i)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(j)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities.

Notes to Financial Statements (unaudited)(continued)

Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(k)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended June 30, 2026, the Fund used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not

Notes to Financial Statements (unaudited)(continued)

otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts–During the six months ended June 30, 2026, the Fund was exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the six months ended June 30, 2026, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash

Notes to Financial Statements (unaudited)(continued)

deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for forward and swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the six months ended June 30, 2026, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

Notes to Financial Statements (unaudited)(continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/ moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Summary of Derivatives Information–As of June 30, 2026, the Fund had the following derivatives at fair value, grouped by appropriate risk categories and respective locations in the Statement of Assets and Liabilities:

	Corporate Opportunities Fund
Asset Derivatives	Statement of Assets and Liabilities Location	Foreign Currency Risk	Credit Risk
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	$553,410
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$15,795	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$7,133	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended June 30, 2026:

		Corporate Opportunities Fund
	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$158,651
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(1,117)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$10,911	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$76,049
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$8,295	–
Average derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$7,970,147
Forward Foreign Currency Exchange Contracts		–	$795,089	–
Futures Contracts		4	–	–

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$15,795	$–	$15,795
Total	$15,795	$–	$15,795

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Owed to the Fund by the Counterparty
State Street Bank And Trust	$15,795	$(7,133)	$–	$–	$8,662
Total	$15,795	$(7,133)	$–	$–	$8,662

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$7,133	$–	$7,133
Total	$7,133	$–	$7,133

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Owed to the Counterparty by the Fund
State Street Bank And Trust	$7,133	$(7,133)	$–	$–	$–
Total	$7,133	$(7,133)	$–	$–	$–
*	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily total managed assets at an annual rate of 1.25%. Average daily total managed assets include assets attributable to leverage (e.g., borrowing).

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .33% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF S, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF S. Lord Abbett voluntarily waived the following management fees for the six months ended June 30, 2026:

Fund	Management Fee
Corporate Opportunities Fund	$72,549

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the six months ended June 30, 2026 and continuing through April 30, 2027, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its fund administration fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, (excluding acquired fund fees and expenses, distribution expenses, interest expense, taxes, expenses related to litigation and potential litigation, investment expenses (such as fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments) and extraordinary expenses), do not exceed the annual rate of 0.75%. This agreement may be terminated only upon the approval of the Board.

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A shares and Class U shares, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%
*	The Fund may designate a portion of the aggregate fees as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Class I shares do not have a distribution plan.

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2026:

Distributor Commissions	Dealers’ Concessions
$ –	$4,375

One Trustee and certain of the Fund’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Coporate Opportunities Fund	$7,748,278	$–	$–	$7,748,278

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Coporate Opportunities Fund	$15,971,957	$–	$–	$15,971,957

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Coporate Opportunities Fund	$(1,804,632)	$(1,387,133)	$(3,191,765)

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Coporate Opportunities Fund	$190,335,706	$4,487,806	$(9,801,539)	$(5,313,733)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$6,760,932	$96,518,510	$–	$92,683,196

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among certain Lord Abbett-sponsored closed-end funds primarily based on the relative net assets of each fund.

8.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the affiliated fund at any point during the fiscal year or any company which is under common ownership or control. The Fund invested in the affiliated fund noted in the table below, which consisted of a pooled investment vehicle, during the six months ended June 30, 2026:

Corporate Opportunities Fund

Affiliated Funds	Value at 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 6/30/2026	Dividend Income
Lord Abbett Private Credit Fund S	$14,692,028	$–	$–	$–	$(257,982)	$14,434,046	$684,603

Notes to Financial Statements (unaudited)(continued)

Through the PCF S, the Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing their investments. Such pooled investment vehicles may, from time to time or over time, focus their private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which vehicles’ such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF S is subject to restrictions on transfer. The PCF S expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF S’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

There will be no trading market for the Fund’s investment in the PCF S. The Schedule of Investments lists the PCF S as an investment as of period end, but does not include the underlying holdings of the PCF S. The Fund indirectly bears the proportionate share of the expenses of the PCF S. The Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.;

Notes to Financial Statements (unaudited)(continued)

the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Fund	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Corporate Opportunities Fund	$2,577,789	$2,695,048	$–

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers, pursuant to Rule 23c-3 of the 1940 Act, to repurchase between 5% and 25% of its outstanding Shares at NAV. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted.

For the six months ended June 30, 2026, the results of the repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
January 27, 2026	January 27, 2026	$5,084,757	547,927	2.58%
April 21, 2026	April 21, 2026	$9,924,800	1,086,018	5.00%

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may (but is not obligated to) determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares

Notes to Financial Statements (unaudited)(continued)

tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred (100) Shares and who tender all of their Shares, before prorating Shares tendered by other shareholders; provided that, if a shareholder holds Shares through a financial intermediary, such financial intermediary may not be willing or able to arrange for this treatment on such shareholder’s behalf. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. For many fixed income securities, market risk is significantly, but not necessarily exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a decrease in the value of investments in bonds and other debt securities, while a fall in rates typically causes an increase in value. Equity securities have experienced significantly more volatility in returns than fixed income securities over the long term, although under certain market conditions fixed income securities may have comparable or greater price volatility. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. Concerns in the market about an increase in the risk of default, may result in losses to the Fund. Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and/or pay its obligations in full. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline. Investments in distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. Changes in short-term market interest rates may affect the yield on the Fund’s investments in floating rate debt. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet high debt service requirements.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage

Notes to Financial Statements (unaudited)(continued)

Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset-backed and mortgage-related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

The Fund may invest in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political,

Notes to Financial Statements (unaudited)(concluded)

social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	587,438	$5,373,349	4,488,359	$41,565,561
Reinvestment of distributions	16,220	147,620	39,175	361,439
Shares reacquired	(1,431,048)	(13,143,585)	(1,512,128)	(13,860,816)
Increase (decrease)	(827,390)	$(7,622,616)	3,015,406	$28,066,184
Class A Shares
Shares sold	273,767	$2,500,543	700,837	$6,520,095
Reinvestment of distributions	120,128	1,092,847	247,752	2,286,194
Shares reacquired	(202,897)	(1,865,972)	(415,262)	(3,820,910)
Increase	190,998	$1,727,418	533,327	$4,985,379

Statement Regarding Basis for Approval of Investment Advisory Contracts

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the 1940 Act (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Management Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Management Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and share repurchase information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Based on its review of all of the information, the Board determined that the Management Agreement was consistent with the best interests of the Fund and its shareholders and enabled the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered the following:

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett-managed funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Management Agreement.

Statement Regarding Basis for Approval of Investment Advisory Contracts (continued)

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of the period ended June 30, 2025. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Management Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the effective management fee of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the effective management fee rate of the Fund were each below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Management Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality, and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Management Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies

Statement Regarding Basis for Approval of Investment Advisory Contracts (concluded)

of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives distribution and servicing fees from certain of the Lord Abbett-managed funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of such fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett-managed funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett-managed funds, but that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett-managed funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Management Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Management Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Management Agreement. In considering whether to approve the continuation of the Management Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Corporate Opportunities Fund	LASSI-3 (08/26)

(b) Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended June 30, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a)	The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1 (a) of this Form N-CSR.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a)	The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and interim principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The information required by this Item 17(a) is only required in an annual report on this Form N-CSR.

(b)	The information required by this Item 17(b) is only required in an annual report on this Form N-CSR.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a)	Not applicable.

(b)	Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Alternatives Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT CORPORATE OPPORTUNITIES FUND

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 28, 2026

By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: August 28, 2026